Accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting policies
Schedule of depreciation and amortisation expense

Plant and equipment	10 – 55 years
Pipelines, networks and lines	10 – 40 years
Buildings	10 – 42 years
Other	3 – 35 years